                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         CornerCap Investment Counsel, Inc.
                 ----------------------------------
   Address:      The Peachtree, Suite 1700
                 ----------------------------------
                 1355 Peachtree Street, N.E.
                 ----------------------------------
                 Atlanta, Georgia 30309
                 ----------------------------------

Form 13F File Number: 28-7208
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas E. Quinn
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   (404) 870-0700
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia     08/10/2010
   -------------------------------    ----------------    ------------
            [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               None
                                        --------------------

Form 13F Information Table Entry Total:           100
                                        --------------------

Form 13F Information Table Value Total: $     321,035
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                      FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW COM              COM              00817Y108     2099    79585 SH       Sole                    79585
ALMOST FAMILY INC COM          COM              020409108     3769   107910 SH       Sole                   107910
ALPHA NATURAL RESOURCES INC CO COM              02076X102     3790   111898 SH       Sole                   111898
AMGEN INC COM                  COM              031162100     5022    95473 SH       Sole                    95473
APOGEE ENTERPRISES INC COM     COM              037598109     1836   169539 SH       Sole                   169539
APOLLO GROUP INC CL A          COM              037604105     2939    69210 SH       Sole                    69210
ARCHER DANIELS MIDLAND CO COM  COM              039483102     4780   185142 SH       Sole                   185142
ARROW ELECTRS INC COM          COM              042735100     3169   141785 SH       Sole                   141785
ASTORIA FINL CORP COM          COM              046265104     1761   127980 SH       Sole                   127980
AT&T INC COM                   COM              00206R102     5696   235463 SH       Sole                   235463
AZZ INC COM                    COM              002474104     1434    39000 SH       Sole                    39000
BANK OF NEW YORK MELLON CORP C COM              064058100     1934    78333 SH       Sole                    78333
BB&T CORP COM                  COM              054937107      547    20780 SH       Sole                    20780
BLOCK H & R INC COM            COM              093671105     2235   142455 SH       Sole                   142455
BUCKEYE TECHNOLOGIES INC COM   COM              118255108     1620   162820 SH       Sole                   162820
CAL DIVE INTL INC DEL COM      COM              12802T101     1765   301735 SH       Sole                   301735
CARDINAL HEALTH INC COM        COM              14149Y108     2077    61810 SH       Sole                    61810
CENTURYLINK INC COM            COM              156700106     5685   170660 SH       Sole                   170660
CF INDS HLDGS INC COM          COM              125269100     2052    32333 SH       Sole                    32333
CHART INDS INC COM PAR $0.01   COM              16115Q308     2481   159211 SH       Sole                   159211
CIGNA CORP COM                 COM              125509109     6884   221620 SH       Sole                   221620
CLIFFS NATURAL RESOURCES INC C COM              18683K101     4772   101183 SH       Sole                   101183
COMMSCOPE INC COM              COM              203372107     3057   128625 SH       Sole                   128625
COMPUTER SCIENCES CORP COM     COM              205363104     5485   121209 SH       Sole                   121209
CONOCOPHILLIPS COM             COM              20825C104     5378   109544 SH       Sole                   109544
CONVERGYS CORP COM             COM              212485106     3714   378622 SH       Sole                   378622
CORE MARK HOLDING CO INC COM   COM              218681104     2184    79710 SH       Sole                    79710
COVENTRY HEALTH CARE INC COM   COM              222862104     1475    83427 SH       Sole                    83427
CRANE CO COM                   COM              224399105     2403    79537 SH       Sole                    79537
DARDEN RESTAURANTS INC COM     COM              237194105     6968   179353 SH       Sole                   179353
DIAMOND OFFSHORE DRILLING INC  COM              25271C102     3736    60080 SH       Sole                    60080
DONNELLEY R R & SONS CO COM    COM              257867101     5456   333300 SH       Sole                   333300
EMCOR GROUP INC COM            COM              29084Q100     1706    73635 SH       Sole                    73635
ENDEAVOUR INTL CORP COM        COM              212066104       40    37500 SH       Sole                    37500
ENPRO INDS INC COM             COM              29355X107     2973   105605 SH       Sole                   105605
ESTERLINE TECHNOLOGIES CORP CO COM              297425100     3111    65560 SH       Sole                    65560
EVEREST RE GROUP LTD COM       COM              G3223R108     5375    76002 SH       Sole                    76002
EXXON MOBIL CORP COM           COM              30231G102      803    14077 SH       Sole                    14077
F M C CORP COM NEW             COM              302491303     6557   114175 SH       Sole                   114175
FIRST FINL HLDGS INC COM       COM              320239106     1113    97190 SH       Sole                    97190
FREDS INC CL A                 COM              356108100     1194   107953 SH       Sole                   107953
FUSHI COPPERWELD INC COM       COM              36113E107     2072   253240 SH       Sole                   253240
GAP INC DEL COM                COM              364760108     4006   205840 SH       Sole                   205840
GOLDMAN SACHS GROUP INC COM    COM              38141G104     2190    16680 SH       Sole                    16680
HALLMARK FINL SVCS INC    EC C COM              40624Q203     3031   304585 SH       Sole                   304585
HAWKINS INC COM                COM              420261109     1313    54545 SH       Sole                    54545
HCC INS HLDGS INC COM          COM              404132102     3799   153444 SH       Sole                   153444
HELMERICH & PAYNE INC COM      COM              423452101     4162   113972 SH       Sole                   113972
INSTEEL INDUSTRIES INC COM     COM              45774W108      859    73935 SH       Sole                    73935
INTERNATIONAL BUSINESS MACHS C COM              459200101      476     3857 SH       Sole                     3857
JOHNSON & JOHNSON COM          COM              478160104      409     6922 SH       Sole                     6922
JOY GLOBAL INC COM             COM              481165108     6014   120055 SH       Sole                   120055
JPMORGAN CHASE & CO COM        COM              46625H100     4200   114723 SH       Sole                   114723
KIMBERLY CLARK CORP COM        COM              494368103     5913    97525 SH       Sole                    97525
KINETIC CONCEPTS INC COM NEW   COM              49460W208     3166    86716 SH       Sole                    86716
KNIGHT CAP GROUP INC CL A COM  COM              499005106     1758   127495 SH       Sole                   127495
KROGER CO COM                  COM              501044101     5179   263008 SH       Sole                   263008
LAKELAND FINL CORP COM         COM              511656100     1701    85140 SH       Sole                    85140
LINCARE HLDGS INC COM          COM              532791100     6346   195202 SH       Sole                   195202
LINCOLN NATL CORP IND COM      COM              534187109     4908   202065 SH       Sole                   202065
MARATHON OIL CORP COM          COM              565849106     5579   179454 SH       Sole                   179454
MATTEL INC COM                 COM              577081102     4509   213109 SH       Sole                   213109
MEDTRONIC INC COM              COM              585055106     4607   127006 SH       Sole                   127006
MICROSOFT CORP COM             COM              594918104     2765   120156 SH       Sole                   120156
NATIONAL OILWELL VARCO INC COM COM              637071101     5565   168265 SH       Sole                   168265
NAVIGATORS GROUP INC COM       COM              638904102     1968    47855 SH       Sole                    47855
NICOR INC COM                  COM              654086107     2265    55935 SH       Sole                    55935
NRG ENERGY INC COM NEW         COM              629377508     6234   293929 SH       Sole                   293929
OCEANEERING INTL INC COM       COM              675232102     1671    37225 SH       Sole                    37225
OLIN CORP COM PAR $1           COM              680665205     4034   222985 SH       Sole                   222985
OM GROUP INC COM               COM              670872100      861    36095 SH       Sole                    36095
PACTIV CORP COM                COM              695257105     5320   191012 SH       Sole                   191012
PARTNERRE LTD COM              COM              G6852T105     5139    73273 SH       Sole                    73273
PEPSICO INC COM                COM              713448108      432     7080 SH       Sole                     7080
PFIZER INC COM                 COM              717081103     5151   361198 SH       Sole                   361198
PROCTER & GAMBLE CO COM        COM              742718109      246     4098 SH       Sole                     4098
PUBLIC SVC ENTERPRISE GROUP CO COM              744573106     4630   147780 SH       Sole                   147780
RAYTHEON CO COM NEW            COM              755111507     4117    85077 SH       Sole                    85077
REGIS CORP MINN COM            COM              758932107     3166   203333 SH       Sole                   203333
REYNOLDS AMERICAN INC COM      COM              761713106     4674    89685 SH       Sole                    89685
RUBY TUESDAY INC COM           COM              781182100     1797   211440 SH       Sole                   211440
SARA LEE CORP COM              COM              803111103     4311   305720 SH       Sole                   305720
SEABRIGHT HOLDINGS, INC.       COM              811656107     1991   210065 SH       Sole                   210065
SIERRA WIRELESS INC COM        COM              826516106     1286   193375 SH       Sole                   193375
SYNIVERSE HLDGS INC COM        COM              87163F106     2945   143990 SH       Sole                   143990
TESORO CORP COM                COM              881609101     1506   129060 SH       Sole                   129060
TRANSOCEAN LTD REG SHS         COM              H8817H100     3328    71829 SH       Sole                    71829
TRAVELERS COMPANIES INC COM    COM              89417E109     7286   147943 SH       Sole                   147943
TTM TECHNOLOGIES  INC COM      COM              87305R109     2767   291295 SH       Sole                   291295
UNIT CORP COM                  COM              909218109     2303    56735 SH       Sole                    56735
UNITEDHEALTH GROUP INC COM     COM              91324P102     5832   205355 SH       Sole                   205355
V F CORP COM                   COM              918204108     5901    82908 SH       Sole                    82908
VALERO ENERGY CORP NEW COM     COM              91913Y100     2596   144365 SH       Sole                   144365
WELLS FARGO & CO NEW COM       COM              949746101     2878   112438 SH       Sole                   112438
WESTERN DIGITAL CORP COM       COM              958102105     6260   207551 SH       Sole                   207551
WILMINGTON TRUST CORP COM      COM              971807102     1074    96815 SH       Sole                    96815
ISHARES TR S&P 500 INDEX       ETF              464287200      349     3378 SH       Sole                     3378
VANGUARD INDEX FDS MID CAP ETF ETF              922908629      363     6178 SH       Sole                     6178
VANGUARD INDEX FDS SM CP VAL E ETF              922908611      380     7053 SH       Sole                     7053
VANGUARD INDEX FDS VALUE ETF   ETF              922908744      373     8360 SH       Sole                     8360